Financial Instruments - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Closing balance contingent consideration and other financial liabilities at December 31	€ 15,526	€ 24,754
Contingent consideration [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at 1 January	24,754	25,187
Fair value adjustment	(9,228)	(433)
Closing balance Contingent consideration at 31 December	15,526	24,754
Closing balance contingent consideration and other financial liabilities at December 31	€ 15,526	€ 24,754